Related Party Transactions - Schedule of Revenue from Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Total revenue from related parties	$ 203,046	$ 1,176,378
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 115,980	227,339
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 87,066
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		409,377
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		$ 539,662